SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transaction for potential recognition or disclosure through September 30, 2025 the date the financial statements were available to be issued.

On January 30, 2026 the Company entered into a consulting compensation waiver agreement with both Emmes Group Consulting, LLC and Anthony J. Cataldo Consulting whereby the Company and the consultants agree to waive and forego all rights to the subject unpaid cash compensation for services performed during the period September 1, 2022 to December 31, 2025 which memorialized the verbal agreement made on February 1, 2025, in writing.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through July 29, 2025, the date the financial statements were available to be issued.

On June 3, 2025, the Company issued a note payable to an investor with an aggregate face value of $250,000 in exchange for cash proceeds of $200,000, representing an original issue discount (“OID”) of $50,000. The note bears interest at 10% per annum until the first anniversary of the effective date with the interest rate increasing to fifteen percent (15%) per annum until the second anniversary of the effective date.

The maturity date is the earlier of (i) the date on which the borrower consummates a firm commitment underwritten initial public offering of its securities that result in a listing on a national securities exchange, or (ii) two years from the effective Date of this Note. If an IPO occurs prior to the maturity date, this note shall automatically convert into a number of fully paid and nonassessable securities of the Borrower being offered to the public in the IPO equal to (a) one hundred percent (100%) of the outstanding principal sum plus all unpaid interest that bas accrued or would accrue on this note up to and including the date that is one year from the date of this Note, divided by (b) the offering price of such shares offered to the public in the IPO. The Lender shall also receive a right of participation in the IPO, provided however, at no time will the Lender own more than 4.99% of the borrower's common stock then outstanding. At all times during which this note is convertible, the borrower will reserve from its authorized and unissued common stock to provide for the issuance of common stock upon the full conversion of this note. The shares of common stock issuable upon full conversion of this note shall not be the subject of any underwriter's lock-up without the express written authorization of the Lender. The consideration sum shall be repaid in cash by the Borrower within thirty (30) days following the closing of the IPO.

Events of default are defined as follows: (i) borrower shall fail to pay any principal of the note when due and payable hereunder, or (ii) the borrower shall fail to pay any interest or any other amount when due and payable under the note and such payment shall not have been made within five(5) business days of the borrower's receipt of written notice to the borrower of such failure to pay; or (iii) a receiver, trustee or other similar official shall be appointed over the borrower or a material part of its assets and such appointment shall remain uncontested for thirty (30) days or shall not be dismissed or discharged within sixty (60) days; or (iv) the borrower admits in writing its inability to pay, its debts generally as they become due, subject to applicable grace periods, if any; or (v) the borrower shall make a general assignment for the benefit of creditors; or (vi) the borrower shall file a petition for relief under any bankruptcy, insolvency or similar law (domestic or foreign); or (vii) an involuntary proceeding shall be commenced or filed against the borrower and such proceeding or filing shall not be dismissed or discharged within 60 days of commencement of filing. If any event of default has occurred and is continuing, the lender may, by written notice to the Company, declare all outstanding principal, interest and other amounts payable by the Company hereunder to be immediately due and payable in cash. Nothing herein shall limit lender's right to pursue any other remedies available to it at law or in equity including, without limitation, a decree of specific performance and/or injunctive relief with respect to the borrower's failure to timely deliver certificates representing shares of common stock upon conversion of the Note as required pursuant to the terms hereof.